Non-Controlling Interests (Details 1) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Reserve Quantities [Line Items]
Current assets	$ 1,834,775	$ 1,432,962
Current liabilities	1,799,104	4,142,489
G R D Cali L L C [Member]
Reserve Quantities [Line Items]
Current assets		93,460
Long term assets		41,642
Current liabilities		25,801
Advances from parent		73,705
Net loss for the period	90,914	384,404
Idalia L L C [Member]
Reserve Quantities [Line Items]
Long term assets	10,230	13,248
Net loss for the period	$ 322	$ 57,376